Note 4 - Broker-Dealers And Clearing Organizations Receivables and Payables	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Due to and from Broker-Dealers and Clearing Organizations Disclosure [Text Block]
NOTE 5. BROKER-DEALERS AND CLEARING ORGANIZATIONS RECEIVABLES AND PAYABLES

At December 31 and September 30, 2012, the receivables of $2,590,000 and $3,650,000, respectively, from broker-dealers and clearing organizations represent net amounts due for fees and commissions. At December 31 and September 30, 2012, the amounts payable to broker dealers and clearing organizations of $34,000 and $119,000, respectively, represent amounts owed to clearing firms or other broker dealers for fees on transactions and payables to other broker dealers associated with tri-party clearing agreements.

NOTE 4. BROKER-DEALERS AND CLEARING ORGANIZATIONS RECEIVABLES AND PAYABLES

At September 30, 2012 and 2011, the receivables of $3,650,000 and $2,714,000, respectively, from broker-dealers and clearing organizations represent net amounts due for fees and commissions. At September 30, 2012 and 2011, the amounts payable to broker-dealers and clearing organizations of $119,000 and $139,000, respectively, represent amounts owed to clearing firms or other broker dealers for fees on transactions and payables to other broker dealers associated with tri-party clearing agreements.